Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
23. Subsequent Events
In 2022 until the date of this report, the Company has further drawn down US$30.0 million long-term loans under the US$300.0 million revolving loan facility with maturity dated March 31, 2024 from the NetEase Group.